Financial Investment Designated at Fair Value Through OCI (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of available-for-sale financial assets [Abstract]
Schedule of movement in financial instruments designated at fair value through OCI
	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Beginning balance	692	18,224	26,883
Contribution of investment shares	1,779	-	-
Fair value change recorded in other comprehensive income	(1,995)	(17,532)	(8,659)
Ending balance	476	692	18,224